SCHEDULE OF LEASE LIABILITY (Details) - USD ($)	3 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Income Tax Disclosure [Abstract]
As of March 31, 2024	$ 922,172	$ 1,002,483
Payments	(82,027)	(80,311)
As of June 30, 2024	$ 840,145	$ 922,172